CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from (used in) operating activities
Net loss for the year	$ (405,619)	$ (2,031,413)	$ (795,040)
Items not affecting cash
Fair value gain on marketable securities	0	(7,500)	(76,985)
Flow-through share premium recovery	(448,752)	(54,503)	(4,221)
(Gain) loss on sale / transfer of marketable securities	0	(8,625)	30,052
Other income	0	0	(27,000)
Proceeds received in excess of exploration and evaluation asset costs	(60,309)	(1,286)	(133,008)
Share-based payments	58,372	336,735	0
Write-down of exploration and evaluation assets	0	717,378	338,943
Write-down of VAT receivables	0	0	42,706
Write-down of accounts payable	(10,413)	0	0
Changes in non-cash working capital items
Receivables	(37,287)	(21,287)	65,875
VAT Receivables	0	0	(198)
Prepaid expenses	(111,199)	(41,175)	72,156
Accounts payable and accrued liabilities	(5,330)	(114,574)	147,863
Due to related parties	(89,801)	(73,979)	203,085
Funds held for optionee	0	0	(234,081)
Net cash (used in) operating activities	(1,110,338)	(1,300,229)	(369,853)
Cash flows from (used in) investing activities
Proceeds from sale of marketable securities	0	20,625	216,232
Deposits	64,640	5,444	12,224
Exploration and evaluation assets, net of recoveries	(1,545,665)	(369,274)	(452,748)
Net cash (used in) investing activities	(1,481,025)	(343,205)	(224,292)
Cash flows from financing activities
Share subscriptions received	0	0	85,000
Proceeds from issuance of common shares	3,820,050	2,392,380	0
Exercise of warrants	187,000	0	21,965
Proceeds from exercise of finder's warrants	5,950	0	0
Share issue costs	(255,003)	(172,560)	0
Net cash provided by financing activities	3,757,997	2,219,820	106,965
Effect of exchange rate changes on cash	(48,219)	(1,942)	(14,791)
Change in cash for the year	1,118,415	574,444	(501,971)
Cash, beginning of the year	709,647	135,203	637,174
Cash, end of the year	$ 1,828,062	$ 709,647	$ 135,203